Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information

Note 4. Segment Information

The Company has a single operating segment that derives revenues from customers by providing access to Betting Content Technology, Content and Services, Media Technology Content and Services and Sports Technology and Services, and therefore has one reportable segment. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer.

The accounting policies of the single reportable segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the segment and decides how to allocate resources based on net loss that also is reported on the consolidated statements of operations as net loss.

The measure of segment assets is reported on the consolidated balance sheets as total assets. Net loss is used by our CODM to identify underlying trends in the performance of the Company and make comparisons with the financial performance of competitors. Net loss is used to monitor budget versus actual results. The monitoring of budgeted versus actual results are used in assessing performance of the segment and in establishing management’s compensation.

Revenue, significant segment expenses, and net loss provided to the CODM are as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Revenue	$669,489	$510,894	$412,977
Data and streaming rights	(246,516)	(188,053)	(153,802)
Media direct costs	(76,306)	(55,230)	(39,913)
Other direct variable costs	(59,074)	(54,839)	(57,367)
Employee expenses	(159,088)	(138,021)	(120,382)
Capitalized software development costs	56,967	51,963	44,158
Overhead costs	(105,576)	(54,678)	(43,704)
Other segment items (1)	(191,477)	(135,076)	(127,501)
Net loss	$(111,581)	$(63,040)	$(85,534)

(1)
Other segment items include transaction expenses, stock-based compensation, amortization of internally developed software costs, other depreciation and amortization, interest (expense) income, net, gain (loss) on fair value remeasurement of contingent consideration, change in fair value of derivative warrant liabilities, loss on abandonment of assets, gain (loss) on foreign currency, income tax benefit (expense), gain from equity method investment and gain (loss) on disposal of assets

Revenue by Geographic Market

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consist of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
Revenue by geographical market:
Americas	$315,944	$224,587	$169,149
Europe	312,341	255,507	222,415
Rest of the world	41,204	30,800	21,413
Total	$669,489	$510,894	$412,977

In the year ended December 31, 2025, the United States of America and Gibraltar represented 41% and 13% of total revenue, respectively. In the year ended December 31, 2024, the United States of America, Gibraltar and the United Kingdom represented 37%, 14% and 11% of total revenue, respectively. In the year ended December 31, 2023, the United States of America, Gibraltar and Malta represented 33%, 13%, and 10% of total revenue, respectively. No other countries represented more than 10% of revenues.

The following is a summary of long-lived assets, including property and equipment, net and operating lease right-of-use assets, within geographic areas (in thousands):

	December 31,	December 31,
	2025	2024
Long-lived assets by geographic region:
United States of America	$29,123	$6,768
Italy	12,248	4,243
United Kingdom	11,451	7,575
Colombia	3,696	4,174
Bulgaria	1,547	2,223
Rest of the world	2,578	1,521
Total	$60,643	$26,504